Schedule of right-of-use of assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
As the beginning of the year	$ 86,990
Additions			109,120
Amortisation	(20,141)	$ (14,944)	(21,598)
Effect of changes in exchange rate	7,391		(532)
Carrying amount as at year end	74,240		86,990
Office premises	$ 74,240		$ 86,990